Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 16, 2022	Apr. 13, 2022
IfrsStatementLineItems [Line Items]
Subscribed and fully paid share capital	$ 107,101
Shares outstanding	0.5314
Shares held in treasury	$ 2	$ 2
Dividend rate				25.00%
Additional dividends		4,510
Anticipations to shareholders		11,853
Anticipations to shareholders	6,688
Outstanding share			$ 0.5356
Dividend payment		299
Dividend payable to non-controlling shareholders	4,171
Complementary dividend	6,932
Other current liabilities	3,001	1,875
Prescribed dividends	11
Petrobras Devidends [Member]
IfrsStatementLineItems [Line Items]
Other current liabilities	$ 241	$ 81
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	7,442,454,142
Dividend Distribution Proposed	$ 1,293
Income tax expense	1,234
General shareholders amount	$ 18,541		$ 6,987
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	5,602,042,788